Derivative Instruments (Reconciliation Of Current Period Changes, Net Of Applicable Income Taxes, For Designated Derivatives Labeled As Derivatives Qualifying As Hedges) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments [Abstract]
Derivatives qualifying as effective accounting hedges as of January 1	$ 924	$ 802	$ 1,161
Current period increases (decreases) in fair value, net of deferred taxes of $(597), $(73) and $201	1,086	131	(359)
Reclassification to net (income) loss, net of deferred taxes of $-, $4 and $(1)	(1)	(9)
Derivatives qualifying as effective accounting hedges as of December 31	2,009	924	802
Current period increases (decreases) in fair value, deferred taxes	(597)	(73)	201
Reclassification to net (income) loss, deferred taxes		$ 4	$ (1)